                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended September 30, 2008

Check here if Amendment [_]; Amendment Number:
                                               ----------

This Amendment (Check only one.): [_] is a restatement.
                                  [_] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name: Bay Harbour Management L.C.
Address: 375 Park Avenue, 20th Floor, New York, NY, 10152

Form 13F File Number: 28-06762

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name: Anthony C. Morro
Title: Vice President and General Counsel
Phone: 212-371-2211

Signature, Place, and Date of Signing:


/s/ Anthony C. Morro            New York, NY    11/14/08
----------------------------   -------------   ----------
           (Name)              (City, State)     (Date)

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE

                                 REPORT SUMMARY

Number of Other Included Managers:                0
Form 13F Information Table Entry Total:    13 Items
Form 13F Information Table Value Total: $182,766.48 (thousands)

List of Other Included Managers: Not Applicable.

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

Column 1                        Column 2     Column 3   Column 4     Column 5 Column 6 Column 7 Column 8     Column 9
                                                      Market Value    Shares/   Sh/     Invstmt   Other  Voting Authority
Name of Issuer               Title of Class   CUSIP     (x $1000)    Prn Amt.   Prn    Discretn Managers       Sole
---------------------------- -------------- --------- ------------ ---------- -------- -------- -------- ----------------
ALLIANCE ONE INTL INC              COM      018772103   23,484.64   6,180,169    Sh    SOLE     NONE        6,180,169
ARBINET THEXCHANGE INC             COM      03875P100    2,511.33     919,900    Sh    SOLE     NONE          919,900
BLUEGREEN CORP                     COM      096231105   20,344.85   2,944,262    Sh    SOLE     NONE        2,944,262
FORTUNET INC                       COM      34969Q100    2,041.99     346,100    Sh    SOLE     NONE          346,100
GEOKINETICS INC               COM PAR $0.01 372910307   12,177.10     640,900    Sh    SOLE     NONE          640,900
M & F WORLDWIDE CORP               COM      552541104   75,304.24   1,882,606    Sh    SOLE     NONE        1,882,606
MAGUIRE PPTYS INC                  COM      559775101    2,322.61     389,700    Sh    SOLE     NONE          389,700
MEADOW VY CORP                     COM      583185103    1,669.76     169,519    Sh    SOLE     NONE          169,519
NATIONAL CITY CORP                 COM      635405103    4,418.75   2,525,000    Sh    SOLE     NONE        2,525,000
PETROLEO BRASILEIRO SA PETRO  SPONSORED ADR 71654V408    8,790.00     200,000    Sh    SOLE     NONE          200,000
RIO TINTO PLC                 SPONSORED ADR 767204100    4,990.00      20,000    Sh    SOLE     NONE           20,000
TERRESTAR CORP                     COM      881451108    1,487.77   1,487,766    Sh    SOLE     NONE        1,487,766
TRICO MARINE SERVICES INC        COM NEW    896106200   23,223.44   1,359,686    Sh    SOLE     NONE        1,359,686
                                                       182,766.48  19,065,608                              19,065,608